Document And Entity Information	Jul. 13, 2022
Document Information [Line Items]
Entity, Registrant Name	FitLife Brands, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 13, 2022
Entity, File Number	000-52369
Entity, Incorporation, State or Country Code	NV
Entity, Tax Identification Number	20-3464383
Entity, Address, Address Line One	5214 S. 136th Street
Entity, Address, City or Town	Omaha
Entity, Address, State or Province	NE
Entity, Address, Postal Zip Code	68137
City Area Code	402
Local Phone Number	333-5260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001374328